Stockholders' Equity (Details) - $ / shares		1 Months Ended	12 Months Ended
	Sep. 06, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, voting rights			These provisions of the Certificate of Incorporation may only be amended if approved by a majority of at least 90% of the Company’s common stock.
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Business combination an issue price description			In addition, if the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Newly Issued Price.
Newly issued share price percentage			115.00%
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Public warrants for redemption description			The Company may call the Public Warrants for redemption: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, the last sales price of the Class A common stock equals or exceeds $18.00 per share on each of 20 trading days within the 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Redemption of outstanding warrants for shares of class A common stock description			the Company may redeem the outstanding warrants for shares of Class A common stock (including both Public Warrants and Private Placement Warrants): ● in whole and not in part; ● at a price equal to a number of shares of Class A common stock to be determined by reference to the agreed table set forth in the warrant agreement based on the redemption date and the “fair market value” of the Class A common stock; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, the last sale price of the Class A common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Class A common stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			200,000,000	200,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, description			As of December 31, 2020 and 2019, there were 31,411,763 shares of Class A common stock issued and outstanding, of which 29,548,906 and 30,047,981 shares of Class A common stock were classified outside of permanent equity, respectively.
Common stock, shares issued			29,548,906	1,363,782
Common stock, shares outstanding			29,548,906	1,363,782
Class A common stock [Member] | Parent [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued			31,411,763	29,548,906
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			20,000,000	20,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000	7,852,941	7,852,941
Common stock subject to forfeiture	772,059	1,125,000
Common stock, shares outstanding			7,852,941	7,852,941
Converted basis percentage			20.00%